Accounts payable	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	Accounts payable
The following is a table summarizing our accounts payable as of June 30, 2023 and December 31, 2022:

	As of
In thousands of U.S. dollars	June 30, 2023	December 31, 2022
Scorpio MR Pool Limited	$1,141	$7,333
Scorpio Ship Management S.A.M. (SSM)	577	734
Scorpio Services Holding Limited (SSH)	407	286
Amounts due to a related party port agent	249	137
Scorpio Commercial Management S.A.M. (SCM)	171	507
Scorpio LR2 Pool Limited	8	424
Scorpio Handymax Tanker Pool Limited	1	2,333
Amounts due to a related party bunker supplier	—	2,322

Accounts payable to related parties	2,554	14,076

Suppliers	8,666	14,672
	$11,220	$28,748
The majority of accounts payable is settled with a cash payment within 90 days. No interest is charged on accounts payable. We consider that the carrying amount of accounts payable approximates fair value.